Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Leases [Abstract]
Remainder of 2022	$ 2,183
2023	3,068
2024	2,850
2025	2,266
2026	1,631
Thereafter	3,183
Total lease payments	15,181
Less: imputed interest	1,937
Present value of operating lease liabilities	$ 13,244	$ 10,200